CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)			3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss			$ 1,104			$ 3,338,538
Changes in operating assets and liabilities:
Net cash used in operating activities			(104)			(1,153,887)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities						(287,500,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities			172,958			288,877,328
CASH- beginning of the period				$ 172,854		172,854
CASH- end of the period		$ 172,854	172,854			396,295	$ 172,854
ENERGY VAULT HOLDINGS, INC
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss				(18,589,282)	$ (13,627,831)		(24,171,001)	$ (10,141,447)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization				975,992	41,479		54,648	8,449
Non-cash lease expense				318,955	167,877		552,457	61,782
Stock based compensation				452,182	21,108		28,144	32,245
Inventory write-down				3,236,045
Impairment of long-lived assets							27,696	0
Beneficial conversion interest related to Series A-1 notes								788,585
Discount accretion on Series A-1 notes								370,000
Interest accrued on convertible notes							125,408	30,547
Change in fair value of derivative					5,217,104		11,923,000	(776,407)
Change in pension obligation				52,792	46,543		85,860	22,005
Foreign exchange gains and losses				100,087	(73,739)
Changes in operating assets and liabilities:
Inventory				(213,699)	(4,456,801)		(7,550,101)	(7,213,742)
Prepaid expenses and other current assets				877,305	90,999		(389,049)	(1,108,056)
Accounts payable and accrued expenses				(1,285,539)	1,206,153		2,612,634	1,554,576
Deferred revenue and other liabilities								1,538,122
Net cash used in operating activities				(14,075,162)	(11,367,108)		(16,700,304)	(14,833,341)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment				(16,450)	(1,434,067)		(1,754,504)	(1,156,148)
Payment for intangible assets under development				(59,505)
Net cash used in investing activities				(75,955)	(1,434,067)		(1,754,504)	(1,156,148)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of debt					5,901,304		8,605,850	3,500,000
Repayment of debt				(765,070)				(1,100,218)
Proceeds from promissory note				124,855
Payment of finance lease obligations				(43,363)	(20,865)
Proceeds from Preferred Stock, net of issuance costs		7,902,908					7,779,985
Proceeds from issue of shares, net of issuance costs				5,499			7,605,005	25,805,495
Payment made for merger related expenses				(469,087)
Net cash provided by financing activities				119,668,079	5,880,286		15,641,814	28,041,780
EFFECT OF EXCHANGE RATE CHANGES ON CASH				722,617	(851,644)		(1,795,567)	(332,429)
Net increase (decrease) in cash				106,239,579	(7,772,533)
CASH- beginning of the period				10,051,151	14,659,712	$ 10,051,151	14,659,712	2,939,850
CASH- end of the period	$ 116,290,730	$ 10,051,151	$ 10,051,151	116,290,730	6,887,179		10,051,151	14,659,712
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid				860			810	810
Cash paid for interest				50,023	60,942
Reclassification of inventory costs				10,811,693
Derivative-Series B tranche rights								11,516,593
Notes payable conversion to preferred stock							7,777,500	5,550,000
Actuarial loss on pension							$ (183,928)	$ (264,307)
ENERGY VAULT HOLDINGS, INC | Series B-1 convertible preferred stock
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Preferred Stock, net of issuance costs				15,294,996	$ (153)
ENERGY VAULT HOLDINGS, INC | Series C preferred stock
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Preferred Stock, net of issuance costs	$ 106,999,544			$ 105,520,249